Subsequent Events (Details) - USD ($)	Aug. 15, 2023	Aug. 15, 2023	Jul. 31, 2023	Jul. 17, 2023	Sep. 30, 2023	Sep. 15, 2023	Aug. 25, 2023	Jul. 27, 2023	Jan. 27, 2023
Subsequent Events [Line Items]
Transferred amount				$ 500,000
Principal amount					$ 1,000,000			$ 3,000,000
Interest bearing								20.00%
Amount paid							$ 2,000,000
Promissory note principal amount	$ 118,367	$ 118,367	$ 174,867
Interest amount	15,387.71	15,387.71	22,732
Amount of monthly payments	14,861.64	$ 14,861.64	21,955.45
Payback to the holder	$ 133,754.71		$ 197,599
Conversion price percentage	65.00%		65.00%
Common stock value							2,000,000
Business Combination [Member]
Subsequent Events [Line Items]
Acquire percentage									51.00%
Amount paid							$ 2,000,000	$ 3,000,000
Sky Holdings Ltd. [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)				300,000
Sky Holdings Ltd. [Member] | Business Combination [Member]
Subsequent Events [Line Items]
Share price (in Dollars per share)				$ 0.42
Artelliq Software Trading [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)							6,410,971
Nicolas Link [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)						2,000,000
Fair market value (in Dollars per share)						$ 0.27
John-Paul Backwell [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)						2,000,000
Fair market value (in Dollars per share)						$ 0.27
Carsten Kjems Falk [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)						1,250,000
Fair market value (in Dollars per share)						$ 0.27
Louise Bennett [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)						350,000
Fair market value (in Dollars per share)						$ 0.27